Financial risk (Tables)	12 Months Ended
Sep. 30, 2018
Fair values of financial assets and financial liabilities
Schedule of high level CRGs and corresponding external rating

Financial statement disclosure	Westpac CRG	Moody’s Rating	S&P Rating
Strong	A	Aaa – Aa3	AAA – AA–

	B	A1 – A3	A+ – A–
	C	Baa1 – Baa3	BBB+ – BBB–
Good/satisfactory	D	Ba1 – B1	BB+ – B+
Westpac Rating
Weak	E	Watchlist
	F	Special Mention
Weak/default/non-performing	G	Substandard/Default

	H	Default

Schedule of credit risk exposure

		2018			2017
		Undrawn			Undrawn
	Total on	credit		Total on	credit
Consolidated	balance	commit-		balance	commit-
$m	sheet	ments	Total	sheet	ments	Total
Australia
Accommodation, cafes and restaurants	8,306	1,404	9,710	8,189	1,468	9,657
Agriculture, forestry and fishing	8,651	2,035	10,686	8,193	2,155	10,348
Construction	6,756	3,324	10,080	6,050	3,666	9,716
Finance and insurance	57,153	7,781	64,934	59,432	8,415	67,847
Government, administration and defence	49,830	728	50,558	49,341	813	50,154
Manufacturing	9,968	5,738	15,706	9,784	6,186	15,970
Mining	3,637	3,079	6,716	3,411	3,568	6,979
Property	45,814	12,309	58,123	43,640	12,046	55,686
Property services and business services	13,561	5,596	19,157	12,119	5,145	17,264
Services	12,297	5,700	17,997	13,198	6,082	19,280
Trade	16,809	7,951	24,760	16,401	8,712	25,113
Transport and storage	9,587	4,958	14,545	9,554	6,038	15,592
Utilities	5,281	3,471	8,752	6,418	4,216	10,634
Retail lending	463,609	86,421	550,030	451,315	88,363	539,678
Other	6,781	1,597	8,378	4,360	1,519	5,879

Total Australia	718,040	152,092	870,132	701,405	158,392	859,797

New Zealand
Accommodation, cafes and restaurants	323	39	362	290	42	332
Agriculture, forestry and fishing	8,188	684	8,872	7,809	745	8,554
Construction	504	429	933	450	397	847
Finance and insurance	6,919	1,437	8,356	7,626	2,038	9,664
Government, administration and defence	4,767	691	5,458	5,051	549	5,600
Manufacturing	2,307	1,577	3,884	2,185	1,527	3,712
Mining	213	101	314	144	197	341
Property	6,236	1,035	7,271	5,901	1,039	6,940
Property services and business services	1,108	512	1,620	1,142	405	1,547
Services	1,758	613	2,371	1,834	604	2,438
Trade	2,568	1,023	3,591	2,215	1,176	3,391
Transport and storage	1,102	791	1,893	1,118	847	1,965
Utilities	1,415	1,564	2,979	1,822	1,302	3,124
Retail lending	46,614	12,114	58,728	45,190	11,995	57,185
Other	1	245	246	3	227	230

Total New Zealand	84,023	22,855	106,878	82,780	23,090	105,870

Other overseas
Accommodation, cafes and restaurants	112	12	124	97	13	110
Agriculture, forestry and fishing	19	1	20	5	1	6
Construction	71	121	192	55	242	297
Finance and insurance	7,845	3,454	11,299	7,713	3,182	10,895
Government, administration and defence	4,246	50	4,296	3,071	1	3,072
Manufacturing	3,364	4,849	8,213	3,107	4,259	7,366
Mining	353	1,793	2,146	378	1,518	1,896
Property	467	57	524	491	40	531
Property services and business services	1,754	733	2,487	542	508	1,050
Services	207	448	655	205	105	310
Trade	2,993	3,330	6,323	2,680	2,458	5,138
Transport and storage	1,232	222	1,454	1,426	437	1,863
Utilities	763	329	1,092	544	260	804
Retail lending	683	45	728	657	37	694
Other	178	6	184	78	8	86

Total other overseas	24,287	15,450	39,737	21,049	13,069	34,118

Total gross credit risk	826,350	190,397	1,016,747	805,234	194,551	999,785

		2018			2017
		Undrawn			Undrawn
	Total on	credit		Total on	credit
Parent Entity	balance	commit-		balance	commit-
$m	sheet	ments	Total	sheet	ments	Total
Australia
Accommodation, cafes and restaurants	8,237	1,404	9,641	8,110	1,468	9,578
Agriculture, forestry and fishing	8,593	2,035	10,628	8,073	2,155	10,228
Construction	6,252	3,324	9,576	5,447	3,666	9,113
Finance and insurance	56,687	7,781	64,468	58,589	8,415	67,004
Government, administration and defence	49,824	728	50,552	49,330	813	50,143
Manufacturing	9,742	5,738	15,480	9,511	6,186	15,697
Mining	3,605	3,078	6,683	3,371	3,568	6,939
Property	45,812	12,309	58,121	43,641	12,043	55,684
Property services and business services	12,517	5,595	18,112	11,047	5,143	16,190
Services	12,029	5,700	17,729	12,853	6,081	18,934
Trade	16,598	7,949	24,547	16,098	8,691	24,789
Transport and storage	9,190	4,957	14,147	9,097	6,038	15,135
Utilities	5,255	3,471	8,726	6,386	4,216	10,602
Retail lending	462,568	86,421	548,989	449,207	88,362	537,569
Other	5,949	1,574	7,523	3,385	1,518	4,903

Total Australia	712,858	152,064	864,922	694,145	158,363	852,508

New Zealand
Accommodation, cafes and restaurants	-	-	-	-	-	-
Agriculture, forestry and fishing	52	7	59	38	7	45
Construction	7	22	29	6	13	19
Finance and insurance	2,761	50	2,811	3,230	56	3,286
Government, administration and defence	994	29	1,023	929	23	952
Manufacturing	206	97	303	183	110	293
Mining	7	1	8	3	3	6
Property	52	8	60	43	10	53
Property services and business services	43	31	74	38	57	95
Services	25	44	69	25	64	89
Trade	322	234	556	269	216	485
Transport and storage	73	87	160	38	89	127
Utilities	372	146	518	498	128	626
Retail lending	1	19	20	-	33	33
Other	1	1	2	5	4	9

Total New Zealand	4,916	776	5,692	5,305	813	6,118

Other overseas
Accommodation, cafes and restaurants	70	12	82	88	13	101
Agriculture, forestry and fishing	4	1	5	4	1	5
Construction	59	113	172	44	237	281
Finance and insurance	7,641	3,442	11,083	7,420	3,161	10,581
Government, administration and defence	3,469	50	3,519	2,449	1	2,450
Manufacturing	3,359	4,741	8,100	3,089	4,166	7,255
Mining	354	1,791	2,145	378	1,516	1,894
Property	234	31	265	288	34	322
Property services and business services	1,665	730	2,395	527	507	1,034
Services	188	445	633	74	101	175
Trade	2,807	3,216	6,023	2,446	2,354	4,800
Transport and storage	1,127	214	1,341	1,196	414	1,610
Utilities	761	329	1,090	538	259	797
Retail lending	277	40	317	280	34	314
Other	99	4	103	82	5	87

Total other overseas	22,114	15,159	37,273	18,903	12,803	31,706

Total gross credit risk	739,888	167,999	907,887	718,353	171,979	890,332

Schedule of credit quality of financial assets

	Neither past due nor impaired
					Past due				Total
Consolidated 2018		Good/			but not			Impairment	carrying
$m	Strong	Satisfactory	Weak	Total	impaired	Impaired	Total	provision	value
Receivables due from other financial institutions	5,775	15	-	5,790	-	-	5,790	-	5,790
Trading securities and financial assets designated at fair value1	21,720	145	-	21,865	-	-	21,865	-	21,865
Derivative financial instruments	23,692	406	3	24,101	-	-	24,101	-	24,101
Available-for-sale securities1	60,229	506	-	60,735	-	-	60,735	-	60,735
Loans:
Loans - housing and personal	379,383	114,627	4,365	498,375	16,162	687	515,224	(1,303)	513,921
Loans - business	90,408	97,369	4,481	192,258	4,293	729	197,280	(1,511)	195,769
Regulatory deposits with central banks overseas	1,122	233	-	1,355	-	-	1,355	-	1,355
Other financial assets2	4,064	392	18	4,474	37	3	4,514	-	4,514

Total	586,393	213,693	8,867	808,953	20,492	1,419	830,864	(2,814)	828,050

	Neither past due nor impaired
					Past due				Total
Consolidated 2017		Good/			but not			Impairment	carrying
$m	Strong	Satisfactory	Weak	Total	impaired	Impaired	Total	provision	value
Receivables due from other financial institutions	7,119	9	-	7,128	-	-	7,128	-	7,128
Trading securities and financial assets designated at fair value1	24,973	22	-	24,995	-	-	24,995	-	24,995
Derivative financial instruments	23,184	815	33	24,032	-	1	24,033	-	24,033
Available-for-sale securities1	59,752	493	-	60,245	-	-	60,245	-	60,245
Loans:
Loans - housing and personal	363,026	113,363	3,542	479,931	16,539	681	497,151	(1,331)	495,820
Loans - business	86,437	95,556	4,507	186,500	3,273	861	190,634	(1,535)	189,099
Regulatory deposits with central banks overseas	814	234	-	1,048	-	-	1,048	-	1,048
Other financial assets2	4,340	364	14	4,718	34	3	4,755	-	4,755

Total3	569,645	210,856	8,096	788,597	19,846	1,546	809,989	(2,866)	807,123

1Equity securities are excluded from these balances and as a result the total carrying value will not represent the balance reported on the balance sheet.

2Other financial assets include accrued interest of $1,276 million (2017: $1,193 million) which is allocated to the relevant credit quality classifications in proportion to the loan balances to which it relates. Securities sold not yet delivered of $1,264 million (2017: $1,408 million) are also included in this balance which is allocated proportionately based on the trading securities balance classifications.

3Comparatives have been revised for consistency.

	Neither past due nor impaired
					Past due				Total
Parent Entity 2018		Good/			but not			Impairment	carrying
$m	Strong	Satisfactory	Weak	Total	impaired	Impaired	Total	provision	value
Receivables due from other financial institutions	5,709	2	-	5,711	-	-	5,711	-	5,711
Trading securities and financial assets designated at fair value1	20,201	145	-	20,346	-	-	20,346	-	20,346
Derivative financial instruments	23,155	404	3	23,562	-	-	23,562	-	23,562
Available-for-sale securities1	56,443	3	-	56,446	-	-	56,446	-	56,446
Loans:
Loans - housing and personal	359,843	87,667	4,050	451,560	15,044	572	467,176	(1,125)	466,051
Loans - business	76,995	80,572	3,412	160,979	3,838	582	165,399	(1,282)	164,117
Regulatory deposits with central banks overseas	1,122	126	-	1,248	-	-	1,248	-	1,248
Due from subsidiaries	140,597	-	-	140,597	-	-	140,597	-	140,597
Other financial assets2	3,321	306	15	3,642	33	2	3,677	-	3,677
Total	687,386	169,225	7,480	864,091	18,915	1,156	884,162	(2,407)	881,755

	Neither past due nor impaired
					Past due				Total
Parent Entity 2017		Good/			but not			Impairment	carrying
$m	Strong	Satisfactory	Weak	Total	impaired	Impaired	Total	provision	value
Receivables due from other financial institutions	6,352	5	-	6,357	-	-	6,357	-	6,357
Trading securities and financial assets designated at fair value1	22,870	5	-	22,875	-	-	22,875	-	22,875
Derivative financial instruments	22,974	815	33	23,822	-	1	23,823	-	23,823
Available-for-sale securities1	55,737	6	-	55,743	-	-	55,743	-	55,743
Loans:
Loans - housing and personal	344,739	85,673	3,223	433,635	15,312	542	449,489	(1,091)	448,398
Loans - business	74,019	78,584	2,981	155,584	2,843	694	159,121	(1,282)	157,839
Regulatory deposits with central banks overseas	814	131	-	945	-	-	945	-	945
Due from subsidiaries	142,455	-	-	142,455	-	-	142,455	-	142,455
Other financial assets2	3,681	278	10	3,969	31	2	4,002	-	4,002

Total3	673,641	165,497	6,247	845,385	18,186	1,239	864,810	(2,373)	862,437

1Equity securities are excluded from these balances and as a result the total carrying value will not represent the balance reported on the balance sheet.

2Other financial assets include accrued interest of $1,103 million (2017: $1,029 million) which is allocated to the relevant credit quality classifications in proportion to the loan balances to which it relates. Securities sold not yet delivered of $1,264 million (2017: $1,388 million) are also included in this balance which is allocated proportionately based on the trading securities balance classifications.

3Comparatives have been revised for consistency.

Summary of financial assets past due but not impaired, disaggregated by days overdue

Consolidated		2018				2017
$m	1-5 days	6-89 days	90+ days	Total	1-5 days	6-89 days	90+ days	Total
Loans:
Loans - housing and personal	3,440	9,688	3,034	16,162	4,515	9,331	2,693	16,539
Loans - business	1,170	2,558	565	4,293	698	2,085	490	3,273
Other financial assets	8	23	6	37	9	19	6	34

Total	4,618	12,269	3,605	20,492	5,222	11,435	3,189	19,846

Parent Entity		2018				2017
$m	1-5 days	6-89 days	90+ days	Total	1-5 days	6-89 days	90+ days	Total
Loans:
Loans - housing and personal	3,179	8,895	2,970	15,044	4,216	8,471	2,625	15,312
Loans - business	1,054	2,285	499	3,838	603	1,810	430	2,843
Other financial assets	7	20	6	33	8	18	5	31

Total	4,240	11,200	3,475	18,915	4,827	10,299	3,060	18,186

Summary of financial assets in default and not impaired
Consolidated	Gross amount
$m	2018	2017	2016
Australia	3,861	3,322	3,075
New Zealand	127	117	89
Other overseas	29	19	17

Total	4,017	3,458	3,181

Schedule of gross amount of impaired loans and provision for impairment

Consolidated	2018			2017
	Loans-			Loans-
	Housing and	Loans -		Housing and	Loans -
$m	Personal	Business	Total	Personal	Business	Total
Individually impaired
Gross amount	165	532	697	164	692	856
Impairment provision	(106)	(316)	(422)	(104)	(376)	(480)

Carrying amount	59	216	275	60	316	376

Collectively impaired
Gross amount	522	197	719	517	169	686
Impairment provision	(196)	(35)	(231)	(202)	(32)	(234)

Carrying amount	326	162	488	315	137	452

Total gross amount	687	729	1,416	681	861	1,542
Total impairment provision	(302)	(351)	(653)	(306)	(408)	(714)

Total carrying amount	385	378	763	375	453	828

Parent Entity	2018			2017
	Loans-			Loans-
	Housing and	Loans -		Housing and	Loans -
$m	Personal	Business	Total	Personal	Business	Total

Individually impaired
Gross amount	130	400	530	121	534	655
Impairment provision	(85)	(290)	(375)	(83)	(334)	(417)

Carrying amount	45	110	155	38	200	238

Collectively impaired
Gross amount	442	182	624	421	160	581
Impairment provision	(156)	(15)	(171)	(162)	(17)	(179)

Carrying amount	286	167	453	259	143	402

Total gross amount	572	582	1,154	542	694	1,236
Total impairment provision	(241)	(305)	(546)	(245)	(351)	(596)

Total carrying amount	331	277	608	297	343	640

Schedule of gross amount of impaired loans and provision for impairment by type and geography

Consolidated
$m	2018	2017	2016	2015	2014
Australia
Non-performing loans
Gross amount	882	975	1,589	1,220	1,580
Impairment provision	(422)	(460)	(769)	(572)	(697)

Net	460	515	820	648	883

Restructured loans
Gross amount	9	12	13	22	34
Impairment provision	(1)	(7)	(11)	(12)	(23)

Net	8	5	2	10	11

Overdrafts, personal loans and revolving credit facilities greater than 90 days past due
Gross amount	358	362	267	252	203
Impairment provision	(179)	(187)	(159)	(164)	(132)

Net	179	175	108	88	71

New Zealand
Non-performing loans
Gross amount	124	152	218	348	397
Impairment provision	(30)	(41)	(95)	(104)	(130)

Net	94	111	123	244	267

Restructured loans
Gross amount	14	15	16	17	-
Impairment provision	(4)	(5)	(4)	(4)	-

Net	10	10	12	13	-

Overdrafts, personal loans and revolving credit facilities greater than 90 days past due
Gross amount	12	11	10	10	13
Impairment provision	(9)	(8)	(7)	(7)	(9)

Net	3	3	3	3	4

Other overseas
Non-performing loans
Gross amount	13	15	44	25	53
Impairment provision	(6)	(6)	(21)	(13)	(35)

Net	7	9	23	12	18

Restructured loans
Gross amount	3	-	2	-	59
Impairment provision	(1)	-	(1)	-	(21)

Net	2	-	1	-	38

Overdrafts, personal loans and revolving credit facilities greater than 90 days past due
Gross amount	1	-	-	1	1
Impairment provision	(1)	-	-	(1)	-

Net	-	-	-	-	1

Total net impaired assets	763	828	1,092	1,018	1,293

Summary of interest received and forgone on non-performing loans and restructured financial assets
Consolidated 2018
$m	Australia	Overseas	Total
Interest received	3	8	11
Interest forgone	31	-	31

Summary of collateral held against financial assets other than loans

	Consolidated		Parent Entity
$m	2018	2017	2018	2017
Cash, primarily for derivatives	2,187	2,480	1,751	2,354
Securities under reverse repurchase agreements1	1,404	6,814	1,404	6,814
Securities under derivatives and stock borrowing1	28	32	28	32

Total other collateral held	3,619	9,326	3,183	9,200

1Securities received as collateral are not recognised on the Group and Parent Entity’s balance sheet.

Summary of the Group's liquid asset holdings

	2018		2017
$m	Actual	Average	Actual	Average
Cash	25,476	21,912	17,339	20,594
Receivables due from other financial institutions	816	745	834	662
Trading securities and financial assets designated at fair value	10,529	9,412	11,405	12,891
Available-for-sale securities	60,667	62,892	59,735	59,887
Loans1	55,500	55,336	47,935	48,561
Regulatory deposits with central banks	706	639	549	628

Total liquid assets	153,694	150,936	137,797	143,223

1Loans are self-originated AAA rated mortgage backed securities which are eligible for repurchase with the RBA and Reserve Bank of New Zealand.

Summary of Group's funding composition

%	2018	2017
Customer deposits	63.1	61.8
Wholesale term funding with residual maturity greater than 12 months	15.7	15.2
Wholesale funding with a residual maturity less than 12 months	12.4	14.1
Securitisation	0.9	1.0
Equity	7.9	7.9

Group’s total funding	100.0	100.0

Schedule of Parent Entity's credit ratings
2018	Short-term	Long-term	Outlook
S&P Global Ratings	A-1+	AA-	Negative
Moody’s Investors Service	P-1	Aa3	Stable
Fitch Ratings	F1+	AA-	Stable

Summary of financial assets pledged as collateral

	Consolidated		Parent Entity
$m	2018	2017	2018	2017
Cash1	4,754	5,687	4,690	5,315
Cash deposit on stock borrowed	14	15	14	15
Securities (including certificates of deposit)	1,544	1,421	1,544	1,421
Securities pledged under repurchase agreements	12,492	18,746	12,492	18,728

Total amount pledged to secure liabilities	18,804	25,869	18,740	25,479

1Primarily comprised of receivables due from other financial institutions.

Schedule of contractual maturity of financial liabilities - derivative financial instruments

Consolidated 2018	Up to	Over 1 Month	Over 3 Months	Over 1 Year	Over
$m	1 Month	to 3 Months	to 1 Year	to 5 Years	5 Years	Total
Financial liabilities
Payables due to other financial institutions	15,242	1,754	1,040	160	-	18,196
Deposits and other borrowings	352,941	85,726	108,427	16,771	75	563,940
Other financial liabilities at fair value through income statement	4,197	100	-	-	-	4,297
Derivative financial instruments:
Held for trading	22,869	-	-	-	-	22,869
Held for hedging purposes (net settled)	68	95	377	741	96	1,377
Held for hedging purposes (gross settled):
Cash outflow	2,680	5,140	406	2,799	1,258	12,283
Cash inflow	(2,658)	(5,096)	(337)	(2,527)	(1,178)	(11,796)
Debt issues	1,743	7,502	48,848	100,245	31,892	190,230
Other financial liabilities	1,639	591	2,657	-	-	4,887

Total financial liabilities excluding loan capital	398,721	95,812	161,418	118,189	32,143	806,283
Loan capital	8	79	253	4,866	16,509	21,715

Total undiscounted financial liabilities	398,729	95,891	161,671	123,055	48,652	827,998

Total contingent liabilities and commitments
Letters of credit and guarantees	15,585	-	-	-	-	15,585
Commitments to extend credit	174,658	-	-	-	-	174,658
Other commitments	154	-	-	-	-	154

Total undiscounted contingent liabilities and commitments	190,397	-	-	-	-	190,397

Consolidated 2017	Up to	Over 1 Month	Over 3 Months	Over 1 Year	Over
$m	1 Month	to 3 Months	to 1 Year	to 5 Years	5 Years	Total
Financial liabilities
Payables due to other financial institutions	16,496	4,438	1,014	23	-	21,971
Deposits and other borrowings	337,821	76,557	102,306	20,605	197	537,486
Other financial liabilities at fair value through income statement	3,253	803	-	-	-	4,056
Derivative financial instruments:
Held for trading	22,757	-	-	-	-	22,757
Held for hedging purposes (net settled)	98	146	489	1,088	108	1,929
Held for hedging purposes (gross settled):
Cash outflow	865	3,368	1,039	5,617	2,057	12,946
Cash inflow	(737)	(3,275)	(821)	(4,634)	(1,745)	(11,212)
Debt issues	3,111	10,492	46,730	101,045	18,796	180,174
Other financial liabilities	1,603	575	2,586	-	-	4,764

Total financial liabilities excluding
loan capital	385,267	93,104	153,343	123,744	19,413	774,871
Loan capital	5	86	729	4,781	16,548	22,149

Total undiscounted financial liabilities	385,272	93,190	154,072	128,525	35,961	797,020

Total contingent liabilities
and commitments
Letters of credit and guarantees	15,460	-	-	-	-	15,460
Commitments to extend credit	178,443	-	-	-	-	178,443
Other commitments	648	-	-	-	-	648

Total undiscounted contingent
liabilities and commitments	194,551	-	-	-	-	194,551

Parent Entity 2018	Up to	Over 1 Month	Over 3 Months	Over 1 Year	Over
$m	1 Month	to 3 Months	to 1 Year	to 5 Years	5 Years	Total

Financial liabilities
Payables due to other financial institutions	14,788	1,753	1,040	160	-	17,741
Deposits and other borrowings	320,365	74,530	94,855	14,606	75	504,431
Other financial liabilities at fair value through income statement	4,197	100	-	-	-	4,297
Derivative financial instruments:
Held for trading	23,039	-	-	-	-	23,039
Held for hedging purposes (net settled)	51	55	271	608	96	1,081
Held for hedging purposes (gross settled):
Cash outflow	2,632	4,725	377	2,174	726	10,634
Cash inflow	(2,615)	(4,687)	(324)	(2,043)	(644)	(10,313)
Debt issues	1,588	7,117	45,527	85,106	29,329	168,667
Due to subsidiaries	142,400	-	-	-	-	142,400
Other financial liabilities	1,598	510	2,294	-	-	4,402

Total financial liabilities excluding loan capital	508,043	84,103	144,040	100,611	29,582	866,379
Loan capital	8	79	253	4,866	16,509	21,715

Total undiscounted financial liabilities	508,051	84,182	144,293	105,477	46,091	888,094

Total contingent liabilities and commitments
Letters of credit and guarantees	14,957	-	-	-	-	14,957
Commitments to extend credit	152,943	-	-	-	-	152,943
Other commitments	99	-	-	-	-	99

Total undiscounted contingent liabilities and commitments	167,999	-	-	-	-	167,999

Parent Entity 2017	Up to	Over 1 Month	Over 3 Months	Over 1 Year	Over
$m	1 Month	to 3 Months	to 1 Year	to 5 Years	5 Years	Total
Financial liabilities
Payables due to other financial institutions	16,364	4,438	1,014	23	-	21,839
Deposits and other borrowings	306,013	65,078	91,055	18,618	197	480,961
Other financial liabilities at fair value
through income statement	3,235	803	-	-	-	4,038
Derivative financial instruments:
Held for trading	22,791	-	-	-	-	22,791
Held for hedging purposes (net settled)	83	128	409	1,000	106	1,726
Held for hedging purposes (gross settled):
Cash outflow	11	2,929	820	2,796	1,294	7,850
Cash inflow	-	(2,861)	(680)	(2,376)	(1,052)	(6,969)
Debt issues	2,069	9,127	42,116	84,960	16,270	154,542
Due to subsidiaries	143,834	-	-	-	-	143,834
Other financial liabilities	1,576	523	2,353	-	-	4,452

Total financial liabilities excluding loan capital	495,976	80,165	137,087	105,021	16,815	835,064
Loan capital	5	86	729	4,781	16,548	22,149

Total undiscounted financial liabilities	495,981	80,251	137,816	109,802	33,363	857,213

Total contingent liabilities and commitments
Letters of credit and guarantees	14,908	-	-	-	-	14,908
Commitments to extend credit	156,423	-	-	-	-	156,423
Other commitments	648	-	-	-	-	648

Total undiscounted contingent liabilities and commitments	171,979	-	-	-	-	171,979

Schedule of contractual maturity of financial liabilities - other financial liabilities

Consolidated 2018	Up to	Over 1 Month	Over 3 Months	Over 1 Year	Over
$m	1 Month	to 3 Months	to 1 Year	to 5 Years	5 Years	Total
Financial liabilities
Payables due to other financial institutions	15,242	1,754	1,040	160	-	18,196
Deposits and other borrowings	352,941	85,726	108,427	16,771	75	563,940
Other financial liabilities at fair value through income statement	4,197	100	-	-	-	4,297
Derivative financial instruments:
Held for trading	22,869	-	-	-	-	22,869
Held for hedging purposes (net settled)	68	95	377	741	96	1,377
Held for hedging purposes (gross settled):
Cash outflow	2,680	5,140	406	2,799	1,258	12,283
Cash inflow	(2,658)	(5,096)	(337)	(2,527)	(1,178)	(11,796)
Debt issues	1,743	7,502	48,848	100,245	31,892	190,230
Other financial liabilities	1,639	591	2,657	-	-	4,887

Total financial liabilities excluding loan capital	398,721	95,812	161,418	118,189	32,143	806,283
Loan capital	8	79	253	4,866	16,509	21,715

Total undiscounted financial liabilities	398,729	95,891	161,671	123,055	48,652	827,998

Total contingent liabilities and commitments
Letters of credit and guarantees	15,585	-	-	-	-	15,585
Commitments to extend credit	174,658	-	-	-	-	174,658
Other commitments	154	-	-	-	-	154

Total undiscounted contingent liabilities and commitments	190,397	-	-	-	-	190,397

Consolidated 2017	Up to	Over 1 Month	Over 3 Months	Over 1 Year	Over
$m	1 Month	to 3 Months	to 1 Year	to 5 Years	5 Years	Total
Financial liabilities
Payables due to other financial institutions	16,496	4,438	1,014	23	-	21,971
Deposits and other borrowings	337,821	76,557	102,306	20,605	197	537,486
Other financial liabilities at fair value through income statement	3,253	803	-	-	-	4,056
Derivative financial instruments:
Held for trading	22,757	-	-	-	-	22,757
Held for hedging purposes (net settled)	98	146	489	1,088	108	1,929
Held for hedging purposes (gross settled):
Cash outflow	865	3,368	1,039	5,617	2,057	12,946
Cash inflow	(737)	(3,275)	(821)	(4,634)	(1,745)	(11,212)
Debt issues	3,111	10,492	46,730	101,045	18,796	180,174
Other financial liabilities	1,603	575	2,586	-	-	4,764

Total financial liabilities excluding
loan capital	385,267	93,104	153,343	123,744	19,413	774,871
Loan capital	5	86	729	4,781	16,548	22,149

Total undiscounted financial liabilities	385,272	93,190	154,072	128,525	35,961	797,020

Total contingent liabilities
and commitments
Letters of credit and guarantees	15,460	-	-	-	-	15,460
Commitments to extend credit	178,443	-	-	-	-	178,443
Other commitments	648	-	-	-	-	648

Total undiscounted contingent
liabilities and commitments	194,551	-	-	-	-	194,551

Parent Entity 2018	Up to	Over 1 Month	Over 3 Months	Over 1 Year	Over
$m	1 Month	to 3 Months	to 1 Year	to 5 Years	5 Years	Total

Financial liabilities
Payables due to other financial institutions	14,788	1,753	1,040	160	-	17,741
Deposits and other borrowings	320,365	74,530	94,855	14,606	75	504,431
Other financial liabilities at fair value through income statement	4,197	100	-	-	-	4,297
Derivative financial instruments:
Held for trading	23,039	-	-	-	-	23,039
Held for hedging purposes (net settled)	51	55	271	608	96	1,081
Held for hedging purposes (gross settled):
Cash outflow	2,632	4,725	377	2,174	726	10,634
Cash inflow	(2,615)	(4,687)	(324)	(2,043)	(644)	(10,313)
Debt issues	1,588	7,117	45,527	85,106	29,329	168,667
Due to subsidiaries	142,400	-	-	-	-	142,400
Other financial liabilities	1,598	510	2,294	-	-	4,402

Total financial liabilities excluding loan capital	508,043	84,103	144,040	100,611	29,582	866,379
Loan capital	8	79	253	4,866	16,509	21,715

Total undiscounted financial liabilities	508,051	84,182	144,293	105,477	46,091	888,094

Total contingent liabilities and commitments
Letters of credit and guarantees	14,957	-	-	-	-	14,957
Commitments to extend credit	152,943	-	-	-	-	152,943
Other commitments	99	-	-	-	-	99

Total undiscounted contingent liabilities and commitments	167,999	-	-	-	-	167,999

Parent Entity 2017	Up to	Over 1 Month	Over 3 Months	Over 1 Year	Over
$m	1 Month	to 3 Months	to 1 Year	to 5 Years	5 Years	Total
Financial liabilities
Payables due to other financial institutions	16,364	4,438	1,014	23	-	21,839
Deposits and other borrowings	306,013	65,078	91,055	18,618	197	480,961
Other financial liabilities at fair value
through income statement	3,235	803	-	-	-	4,038
Derivative financial instruments:
Held for trading	22,791	-	-	-	-	22,791
Held for hedging purposes (net settled)	83	128	409	1,000	106	1,726
Held for hedging purposes (gross settled):
Cash outflow	11	2,929	820	2,796	1,294	7,850
Cash inflow	-	(2,861)	(680)	(2,376)	(1,052)	(6,969)
Debt issues	2,069	9,127	42,116	84,960	16,270	154,542
Due to subsidiaries	143,834	-	-	-	-	143,834
Other financial liabilities	1,576	523	2,353	-	-	4,452

Total financial liabilities excluding loan capital	495,976	80,165	137,087	105,021	16,815	835,064
Loan capital	5	86	729	4,781	16,548	22,149

Total undiscounted financial liabilities	495,981	80,251	137,816	109,802	33,363	857,213

Total contingent liabilities and commitments
Letters of credit and guarantees	14,908	-	-	-	-	14,908
Commitments to extend credit	156,423	-	-	-	-	156,423
Other commitments	648	-	-	-	-	648

Total undiscounted contingent liabilities and commitments	171,979	-	-	-	-	171,979

Schedule of expected maturity of assets and liabilities

Consolidated 2018	Due within	Greater than
$m	12 Months	12 Months	Total
Assets
Cash and balances with central banks	26,431	-	26,431
Receivables due from other financial institutions	5,790	-	5,790
Trading securities and financial assets designated at fair value	11,869	10,265	22,134
Derivative financial instruments	17,828	6,273	24,101
Available-for-sale securities	6,959	54,160	61,119
Loans (net of provisions)	94,717	614,973	709,690
Life insurance assets	1,598	7,852	9,450
Regulatory deposits with central banks overseas	679	676	1,355
Investments in associates	-	115	115
All other assets	5,522	13,885	19,407

Total assets	171,393	708,199	879,592

Liabilities
Payables due to other financial institutions	17,988	149	18,137
Deposits and other borrowings	543,198	16,087	559,285
Other financial liabilities at fair value through income statement	4,297	-	4,297
Derivative financial instruments	17,346	7,061	24,407
Debt issues	53,930	118,666	172,596
Life insurance liabilities	1,547	6,050	7,597
All other liabilities	10,667	768	11,435

Total liabilities excluding loan capital	648,973	148,781	797,754

Loan capital	1,382	15,883	17,265

Total liabilities	650,355	164,664	815,019

Net assets/(net liabilities)	(478,962)	543,535	64,573

Consolidated 2017	Due within	Greater than
$m	12 Months	12 Months	Total
Assets
Cash and balances with central banks	18,397	-	18,397
Receivables due from other financial institutions	7,128	-	7,128
Trading securities and financial assets designated at fair value	11,258	14,066	25,324
Derivative financial instruments	18,346	5,687	24,033
Available-for-sale securities	7,988	52,722	60,710
Loans (net of provisions)	88,676	596,243	684,919
Life insurance assets	1,514	9,129	10,643
Regulatory deposits with central banks overseas	676	372	1,048
Investments in associates	-	60	60
All other assets	5,681	13,932	19,613

Total assets	159,664	692,211	851,875

Liabilities
Payables due to other financial institutions	21,885	22	21,907
Deposits and other borrowings	512,856	20,735	533,591
Other financial liabilities at fair value through income statement	4,056	-	4,056
Derivative financial instruments	18,435	6,940	25,375
Debt issues	56,952	111,404	168,356
Life insurance liabilities	1,457	7,562	9,019
All other liabilities	9,907	656	10,563

Total liabilities excluding loan capital	625,548	147,319	772,867

Loan capital	1,641	16,025	17,666

Total liabilities	627,189	163,344	790,533

Net assets/(net liabilities)	(467,525)	528,867	61,342

Parent Entity 2018	Due within	Greater than
$m	12 Months	12 Months	Total

Assets
Cash and balances with central banks	24,726	-	24,726
Receivables due from other financial institutions	5,711	-	5,711
Trading securities and financial assets designated at fair value	11,145	9,272	20,417
Derivative financial instruments	17,677	5,885	23,562
Available-for-sale securities	4,846	51,667	56,513
Loans (net of provisions)	76,389	553,779	630,168
Regulatory deposits with central banks overseas	571	677	1,248
Due from subsidiaries	140,597	-	140,597
Investments in associates	-	76	76
Investments in subsidiaries	-	4,508	4,508
All other assets	4,358	11,346	15,704

Total assets	286,020	637,210	923,230

Liabilities
Payables due to other financial institutions	17,533	149	17,682
Deposits and other borrowings	486,418	14,050	500,468
Other financial liabilities at fair value through income statement	4,297	-	4,297
Derivative financial instruments	17,317	6,912	24,229
Debt issues	50,499	101,789	152,288
Due to subsidiaries	142,400	-	142,400
All other liabilities	8,569	676	9,245

Total liabilities excluding loan capital	727,033	123,576	850,609

Loan capital	1,382	15,883	17,265

Total liabilities	728,415	139,459	867,874

Net assets/(net liabilities)	(442,395)	497,751	55,356

Parent Entity 2017	Due within	Greater than
$m	12 Months	12 Months	Total
Assets
Cash and balances with central banks	16,405	-	16,405
Receivables due from other financial institutions	6,357	-	6,357
Trading securities and financial assets designated at fair value	9,812	13,134	22,946
Derivative financial instruments	18,340	5,483	23,823
Available-for-sale securities	6,447	49,353	55,800
Loans (net of provisions)	70,868	535,369	606,237
Regulatory deposits with central banks overseas	573	372	945
Due from subsidiaries	142,455	-	142,455
Investments in associates	-	46	46
Investments in subsidiaries	-	3,975	3,975
All other assets	4,649	11,231	15,880

Total assets	275,906	618,963	894,869

Liabilities
Payables due to other financial institutions	21,753	22	21,775
Deposits and other borrowings	458,829	18,864	477,693
Other financial liabilities at fair value through income statement	4,038	-	4,038
Derivative financial instruments	18,321	6,590	24,911
Debt issues	50,415	93,701	144,116
Due to subsidiaries	143,834	-	143,834
All other liabilities	8,060	595	8,655

Total liabilities excluding loan capital	705,250	119,772	825,022

Loan capital	1,641	16,025	17,666

Total liabilities	706,891	135,797	842,688

Net assets/(net liabilities)	(430,985)	483,166	52,181

Summary of aggregate VaR, by risk type

The key parameters of VaR are:

Holding period	1 day
Confidence level	99%
Period of historical data used	1 year

The table below depicts the aggregate VaR, by risk type, for the year ended 30 September:

Consolidated and Parent Entity	2018			2017			2016
$m	High	Low	Average	High	Low	Average	High	Low	Average
Interest rate risk	15.6	5.1	8.6	16.0	4.6	8.5	14.0	4.6	8.8
Foreign exchange risk	6.9	0.7	3.0	9.4	0.6	3.1	12.2	1.4	5.1
Equity risk	1.0	0.0	0.1	0.4	0.0	0.1	2.9	0.1	0.3
Commodity risk1	24.3	1.7	6.5	14.1	3.3	6.6	4.5	1.4	2.7
Other market risks2	5.8	1.4	3.8	5.1	3.5	4.2	6.0	2.6	3.6
Diversification effect	n/a	n/a	(8.6)	n/a	n/a	(8.6)	n/a	n/a	(8.0)
Net market risk	28.1	6.7	13.4	22.9	9.7	13.9	18.7	7.7	12.5

Summary of net interest income-at-risk (NaR)

	2018				2017
		Maximum	Minimum	Average		Maximum	Minimum	Average
% (increase)/decrease in net interest income	As at	Exposure	Exposure	Exposure	As at	Exposure	Exposure	Exposure
Consolidated	0.01	0.78	(0.09)	0.27	0.62	0.62	(0.01)	0.31
Parent Entity	(0.22)	0.51	(0.28)	0.04	0.34	0.34	(0.33)	0.05

Summary of Value at Risk - IRRBB
	2018				2017
$m	As at	High	Low	Average	As at	High	Low	Average
Consolidated	23.2	57.0	23.2	32.5	57.3	57.3	27.0	40.8

Neither past due nor impaired
Fair values of financial assets and financial liabilities
Schedule of loan portfolio having coverage from collateral held

Consolidated	2018			2017
	Loans-			Loans-
	Housing and	Loans -		Housing and	Loans -
%	Personal	Business	Total	Personal	Business	Total
Fully secured	97.5	55.8	85.9	97.0	54.0	84.9
Partially secured	0.6	22.9	6.8	0.9	25.7	7.9
Unsecured	1.9	21.3	7.3	2.1	20.3	7.2

Total	100.0	100.0	100.0	100.0	100.0	100.0

Parent Entity	2018			2017
	Loans-			Loans-
	Housing and	Loans -		Housing and	Loans -
%	Personal	Business	Total	Personal	Business	Total

Fully secured	98.1	57.8	87.5	97.9	55.4	86.7
Partially secured	0.3	20.4	5.6	0.3	23.7	6.5
Unsecured	1.6	21.8	6.9	1.8	20.9	6.8

Total	100.0	100.0	100.0	100.0	100.0	100.0

Past due but not impaired
Fair values of financial assets and financial liabilities
Schedule of loan portfolio having coverage from collateral held

Past due but not impaired

Consolidated	2018			2017
	Loans-			Loans-
	Housing and	Loans -		Housing and	Loans -
%	Personal	Business	Total	Personal	Business	Total

Fully secured	94.6	52.8	85.8	93.9	58.2	87.9
Partially secured	2.0	28.2	7.5	2.6	28.3	6.9
Unsecured	3.4	19.0	6.7	3.5	13.5	5.2

Total	100.0	100.0	100.0	100.0	100.0	100.0

Parent Entity	2018			2017
	Loans-			Loans-
	Housing and	Loans -		Housing and	Loans -
%	Personal	Business	Total	Personal	Business	Total
Fully secured	95.7	54.7	87.3	96.4	60.2	90.8
Partially secured	1.5	25.0	6.3	0.6	25.7	4.5
Unsecured	2.8	20.3	6.4	3.0	14.1	4.7

Total	100.0	100.0	100.0	100.0	100.0	100.0

Impaired
Fair values of financial assets and financial liabilities
Schedule of loan portfolio having coverage from collateral held

Consolidated	2018			2017
	Loans-			Loans-
	Housing and	Loans -		Housing and	Loans -
%	Personal	Business	Total	Personal	Business	Total
Fully secured	72.8	32.0	51.8	69.5	17.3	40.3
Partially secured	10.0	11.5	10.8	10.7	25.7	19.1
Unsecured	17.2	56.5	37.4	19.8	57.0	40.6

Total	100.0	100.0	100.0	100.0	100.0	100.0

Parent Entity	2018			2017
	Loans-			Loans-
	Housing and	Loans -		Housing and	Loans -
%	Personal	Business	Total	Personal	Business	Total

Fully secured	76.4	28.5	52.2	73.2	19.6	43.1
Partially secured	6.5	13.1	9.8	6.3	17.1	12.4
Unsecured	17.1	58.4	38.0	20.5	63.3	44.5

Total	100.0	100.0	100.0	100.0	100.0	100.0